Stock-Based Compensation (Details) (USD $)		12 Months Ended									1 Months Ended	12 Months Ended																		12 Months Ended			1 Months Ended	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2011 Stock Options [Member]		Dec. 31, 2010 Stock Options [Member]		Dec. 31, 2009 Stock Options [Member]		Dec. 31, 2011 Performance Units [Member]	Dec. 31, 2010 Performance Units [Member]	Dec. 31, 2009 Performance Units [Member]	Jan. 31, 2012 Performance Units [Member] Issuance of Stock Based Compensation [Member]	Dec. 31, 2011 Performance Units And AEP Career Shares [Member]		Dec. 31, 2010 Performance Units And AEP Career Shares [Member]		Dec. 31, 2009 Performance Units And AEP Career Shares [Member]		Dec. 31, 2011 Restricted Shares and Restricted Stock Units [Member]		Dec. 31, 2010 Restricted Shares and Restricted Stock Units [Member]		Dec. 31, 2009 Restricted Shares and Restricted Stock Units [Member]		Dec. 31, 2011 Restricted Shares [Member]	Dec. 31, 2011 Restricted Shares [Member] January 1, 2005 [Member]	Dec. 31, 2011 Restricted Shares [Member] January 1, 2006 [Member]	Dec. 31, 2011 Restricted Shares [Member] November 30, 2009 [Member]	Dec. 31, 2011 Restricted Shares [Member] November 30, 2010 [Member]	Dec. 31, 2011 Restricted Shares [Member] November 30, 2011 [Member]	Dec. 31, 2011 Restricted Stock [Member]	Dec. 31, 2010 Restricted Stock [Member]	Dec. 31, 2009 Restricted Stock [Member]	Jan. 31, 2012 Restricted Stock [Member] Issuance of Stock Based Compensation [Member]	Dec. 31, 2011 Stock Unit Accumulation Plan for Non Employee Directors [Member]	Dec. 31, 2010 Stock Unit Accumulation Plan for Non Employee Directors [Member]	Dec. 31, 2009 Stock Unit Accumulation Plan for Non Employee Directors [Member]	Dec. 31, 2011 Stock Based Compensation [Member]	Dec. 31, 2010 Stock Based Compensation [Member]	Dec. 31, 2009 Stock Based Compensation [Member]	Dec. 31, 2011 Share Based Compensation Stock Option Plans Exercise Price Range One [Member] Stock Options [Member]	Dec. 31, 2011 Share Based Compensation Stock Option Plans Exercise Price Range Two [Member] Stock Options [Member]
Total Fair Value of Stock Options Vested and Total Intrinsic Value of Options Exercised
Fair Value of Stock Options Vested		$ 0		$ 0		$ 25,000
Intrinsic Value of Options Exercised		1,202,000	[1]	2,058,000	[1]	106,000	[1]
Summary of Stock Option Transactions
Options, Outstanding, Beginning Balance		551,000		1,089,000		1,128,000
Weighted Average Exercise Price, Outstanding, Beginning Balance		$ 32.88		$ 32.78		$ 32.73
Options, Granted		0		0		0
Options, Exercised/Converted		(104,000)		(448,000)		(21,000)
Weighted Average Exercise Price, Exercised/Converted		$ 27.39		$ 31.53		$ 27.20
Options, Forfeited/Expired		(126,000)		(90,000)		(18,000)
Weighted Average Exercise Price, Forfeited/Expired		$ 46.40		$ 38.44		$ 36.28
Options, Outstanding, Ending Balance		321,000		551,000		1,089,000
Weighted Average Exercise Price, Outstanding, Ending Balance		$ 29.35		$ 32.88		$ 32.78
Options Exercisable		321,000		551,000		1,089,000																																		162,000	159,000
Weighted Average Exercise Price		$ 29.35		$ 32.88		$ 32.78																																		$ 27.47	$ 31.26
Stock Options Outstanding and Exercisable
Range of Exercise Price, Lower Limit																																								$ 27.06	$ 30.76
Range of Exercise Price, Upper Limit																																								$ 27.95	$ 38.65
Number of Options Outstanding and Exercisable		321,000		551,000		1,089,000																																		162,000	159,000
Weighted Average Remaining Life (in years)		1.69																2.32																						1.27	2.12
Weighted Average Exercise Price		$ 29.35		$ 32.88		$ 32.78																																		$ 27.47	$ 31.26
Aggregate Intrinsic Value		3,839,000																37,000,000																						2,240,000	1,599,000
Performance Units and Reinvested Dividends on Outstanding Performance Units
Awarded Units								7,000	736,000	1,179,000	545,685	198,000		211,000		224,000
Weighted Average Grant Date Fair Value, Granted								$ 38.39	$ 35.43	$ 34.32	$ 41.38	$ 37.31		$ 34.70		$ 28.82		$ 37.07												$ 37.07	$ 35.24	$ 29.29	$ 41.38	$ 37.72	$ 34.67	$ 29.56
Vesting Period (years)								3	3	3			[2]		[2]		[2]
Certified Performance Scores and Units Earned
Certified Performance Score								89.80%	55.80%	73.50%
Performance Units Earned								1,216,926	489,013	593,175
Performance Units Manditorily Deferred as AEP Career Shares								52,639	33,501	26,635
Performance Units Voluntarily Deferred into the Incentive Compensation Deferral Program								42,502	6,583	27,855
Performance Units to be Paid in Cash								1,121,785	448,929	538,685
Cash Payouts
Cash Payouts for Performance Units								15,985,000	18,683,000	30,034,000
Cash Payouts for AEP Career Share Distributions								2,777,000	3,594,000	2,184,000
RSUs Including Units Awarded for Dividends
Awarded Units																		121,000												121,000	873,000	130,000	363,790	52,000	54,000	56,000
Weighted Average Grant Date Fair Value								$ 38.39	$ 35.43	$ 34.32	$ 41.38	$ 37.31		$ 34.70		$ 28.82		$ 37.07												$ 37.07	$ 35.24	$ 29.29	$ 41.38	$ 37.72	$ 34.67	$ 29.56
Total Fair Value and Total Intrinsic Value of Restricted Shares and Restricted Stock Units Vested
Fair Value of Restricted Shares and Restricted Stock Units Vested																		7,164,000		6,044,000		6,573,000
Intrinsic Value of Restricted Shares and Restricted Stock Units Vested																		$ 8,017,000	[3]	$ 5,993,000	[3]	$ 5,445,000	[3]
Status of Nonvested Restricted Shares and RSUs
Nonvested, Shares/Units, Beginning Balance																		1,026,000
Nonvested, Weighted Average Grant Date Fair Value, Beginning of Period																		$ 34.88
Shares/Units, Granted																		121,000												121,000	873,000	130,000	363,790	52,000	54,000	56,000
Weighted Average Grant Date Fair Value, Granted								$ 38.39	$ 35.43	$ 34.32	$ 41.38	$ 37.31		$ 34.70		$ 28.82		$ 37.07												$ 37.07	$ 35.24	$ 29.29	$ 41.38	$ 37.72	$ 34.67	$ 29.56
Shares/Units, Vested																		(213,000)
Weighted Average Grant Date Fair Value, Vested																		$ 33.61
Shares/Units, Forfeited																		(31,000)
Weighted Average Grant Date Fair Value, Shares/Units, Forfeited																		$ 35.35
Nonvested, Shares/Units, Ending Balance																		903,000		1,026,000
Nonvested, Weighted Average Grant Date Fair Value, End of Period																		$ 35.46		$ 34.88
Stock Unit Accumulation Plan for Non-employee Directors
Awarded Units																		121,000												121,000	873,000	130,000	363,790	52,000	54,000	56,000
Weighted Average Grant Date Fair Value								$ 38.39	$ 35.43	$ 34.32	$ 41.38	$ 37.31		$ 34.70		$ 28.82		$ 37.07												$ 37.07	$ 35.24	$ 29.29	$ 41.38	$ 37.72	$ 34.67	$ 29.56
Compensation Cost and Actual Tax Benefit Realized for the Tax Deductions from Compensation Cost for Share-based Payment Arrangements
Compensation Cost for Share-based Payment Arrangements																																					61,807,000	28,116,000	31,165,000
Actual Tax Benefit Realized																																					21,632,000	9,841,000	10,908,000
Total Compensation Cost Capitalized																																					11,608,000	4,689,000	5,956,000
Cash Received from Stock Options Exercised and Actual Tax Benefit Realized for the Tax Deductions from Stock Options Exercised
Cash Received from Stock Options Exercised																																					2,855,000	14,134,000	567,000
Actual Tax Benefit Realized for the Tax Deductions from Stock Options Exercised																																					411,000	706,000	35,000
Stock Based Compensation (Textuals) [Abstract]
Authorized Number of Common Shares to be Issued Under the AEP Long-term Incentive Plan	20,000,000
Maximum Shares That May be Used for Performance Units Restricted Shares and Restricted Stock	10,000,000
Performance Score by HR Committee, Lower Range								0.00%
Performance Score by HR Committee, Higher Range								200.00%
Number of Restricted Shares Granted to Then Chairman, President and CEO																								300,000
Number of Restricted Shares Vested																									50,000	50,000	66,666	66,667	66,667
Grant Date Market Price of Restricted Shares																								30.76
Restricted Stock Units Granted in 2010																														165,520
Aggregate Intrinsic Value		3,839,000																37,000,000																						2,240,000	1,599,000
Weighted Average Remaining Life (in years)		1.69																2.32																						1.27	2.12
Number of Years After Termination of Board Service the Participant Can Elect to Have Stock Units Paid in Cash																																		10
Total Unrecognized Compensation Cost Related to Unvested Share-based Compensation Arrangements Granted																																					$ 47,000,000
Weighted-average Period of Unrecognized Compensation (in years)																																					1.49

[1]	Intrinsic value is calculated as market price at exercise dates less the option exercise price.
[2]	The vesting period for the reinvested dividends on performance units is equal to the remaining life of the related performance units. Dividends on AEP Career Shares vest immediately upon grant.
[3]	Intrinsic value is calculated as market price at exercise date.